Average Annual Total Returns - Prospectus-Investor Class - Payden Core Bond Fund	Feb. 28, 2021
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%
5 Years	4.43%
10 Years	3.84%
Investor Class
Average Annual Return:
1 Year	6.93%
5 Years	4.70%
10 Years	4.25%
Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	5.35%
5 Years	3.24%
10 Years	2.80%
Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.21%
5 Years	2.97%
10 Years	2.66%